Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Payables And Accruals [Line Items]
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	986	951
Accrued sundries expenses	0	15
Other payables	3,426	3,425
Other Accrued Liabilities, Current	$ 4,452	$ 4,431